[Colonial Flag Logo]
Colonial
Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621


October 30, 1998

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust II (Trust)
               Colonial Money Market Fund (Fund)
         File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated October 30, 1998 for the Fund does not differ from that contained in Post-Effective Amendment No. 35 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 20, 1998.

The Fund's Class A, B, C Prospectus and Statement of Additional Information dated October 30, 1998, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,

COLONIAL TRUST II


By:Ellen Harrington
     Assistant Secretary

cc:       M. Muller (Ropes & Gray)(5)
          E. Edson
          J. Naeseth (Stein Roe)
          D. Young(2)

S:\FUNDS\TRUSTII\497jltr.doc